LOSS PER SHARE - Additional information - (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share purchase options
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares	12,860,500	14,595,000
Share purchase warrants
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares	0	49,486